Discount Rate Assumptions for Postretirement Benefit Obligation (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Discount Rate Assumptions for Accumulated Postretirement Benefit Obligations
The discount rate assumptions in computing the information above were as follows:
	Years Ended March 31,
	2013	2012	2011
	(In percentages)
Accumulated postretirement benefit obligation	3.77%	4.17%	5.00%

In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 became law. Amounts shown on the previous page include the effect of the subsidy. The discount rate represents the expected yield on a portfolio of high grade (AA to AAA rated or equivalent) fixed income investments with cash flow streams sufficient to satisfy benefit obligations under the plan when due. Fluctuations in the discount rate assumptions primarily reflect changes in U.S. interest rates. The assumed health care cost trend rate used to measure the accumulated postretirement benefit obligation as of the end of fiscal 2013 was 7.8% in the initial year and was projected to decline annually to an ultimate rate of 4.5% in fiscal 2029. The assumed health care cost trend rate used to measure the accumulated postretirement benefit obligation as of the end of fiscal 2012 (and used to measure the fiscal 2013 net periodic benefit cost) was 8.1% in the initial year and was projected to decline annually to an ultimate rate of 4.5% in fiscal 2029.
If the estimated health care cost trend rate assumptions were increased by one percent, the accumulated post retirement benefit obligation as of fiscal year-end would increase by $183,633 and the total of the service cost and interest cost components would increase by $15,182. A decrease in the estimated health care cost trend rate assumption of one percent would decrease the accumulated post retirement benefit obligation as of fiscal year-end by $205,342 and the total of the service cost and interest cost components would decrease by $17,098.
Post employment benefits provided by us, other than upon retirement, are not material.